INVESTMENTS IN JOINT OPERATIONS	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
INVESTMENTS IN JOINT OPERATIONS	INVESTMENTS IN JOINT OPERATIONS
The partnership’s interests in the following properties are subject to joint control and, accordingly, the partnership has recorded its share of the assets, liabilities, revenues, and expenses of the properties in these consolidated financial statements:

		Place of incorporation and principal place of business	Ownership(1)
Name of property	Principal activity		Dec. 31, 2021	Dec. 31, 2020
Brookfield Place - Retail & Parking	Property	Toronto	56%	56%
Brookfield Place III	Development property	Toronto	54%	54%
Exchange Tower	Property	Toronto	50%	50%
First Canadian Place(2)	Property	Toronto	25%	25%
2 Queen Street East	Property	Toronto	25%	25%
Bankers Hall	Property	Calgary	50%	50%
Bankers Court	Property	Calgary	50%	50%
Bankers West Parkade	Development property	Calgary	50%	50%
Suncor Energy Centre	Property	Calgary	50%	50%
Fifth Avenue Place	Property	Calgary	50%	50%
Place de Ville I(3)	Property	Ottawa	—%	25%
Place de Ville II(3)	Property	Ottawa	—%	25%
300 Queen Street(3)	Development property	Ottawa	—%	25%
52 Goulburn Street	Property	Sydney	24%	24%
235 St Georges Terrace	Property	Perth	24%	24%
108 St Georges Terrace	Property	Perth	50%	50%
Southern Cross West	Property	Melbourne	50%	50%
Shopping Patio Higienópolis	Property	São Paulo	25%	25%
Shopping Patio Higienópolis - Expansion	Development property	São Paulo	32%	32%
Shopping Patio Higienópolis - Co-Invest	Property	São Paulo	5%	5%
Shopping Patio Higienópolis Expansion - Co-Invest	Development property	São Paulo	6%	6%
G2-Infospace Gurgaon	Property	NCR-Delhi Region	72%	72%
(1)Represents ownership in these properties before non-controlling interests in subsidiaries that hold these ownership interests.
(2)First Canadian Place in Toronto is subject to a ground lease with respect to 50% of the land on which the property is situated. At the expiry of the ground lease, the other land owner will have the option to acquire, for a nominal amount, an undivided 50% beneficial interest in the property.
(3)Place de Ville I, Place de Ville II and 300 Queen Street were sold in the fourth quarter of 2021.